(20) PRIVATE PENSION PLAN (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Actuarial Assumption Of Expected Rates Of General Biometric Mortality Table [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (Decrease)	+1 year
Increase (decrease) in total defined benefit plan obligation	R$ (241,893)
Actuarial Assumption Of Expected Rates Of General Biometric Mortality Table [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(169,890)
Actuarial Assumption Of Expected Rates Of General Biometric Mortality Table [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(40,984)
Actuarial Assumption Of Expected Rates Of General Biometric Mortality Table [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(11,057)
Actuarial Assumption Of Expected Rates Of General Biometric Mortality Table [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	R$ (15,975)
Actuarial Assumption Of Expected Rates Of General Biometric Mortality Table [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (Decrease)	-1 year
Increase (decrease) in total defined benefit plan obligation	R$ 240,349
Actuarial Assumption Of Expected Rates Of General Biometric Mortality Table [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	169,223
Actuarial Assumption Of Expected Rates Of General Biometric Mortality Table [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	40,473
Actuarial Assumption Of Expected Rates Of General Biometric Mortality Table [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	3,993
Actuarial Assumption Of Expected Rates Of General Biometric Mortality Table [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	10,917
Actuarial Assumption Of Expected Rates Of General Biometric Mortality Table [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	R$ 15,743
Nominal Discount [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (Decrease)	+0.25 p.p.
Increase (decrease) in total defined benefit plan obligation	R$ (244,199)
Nominal Discount [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(153,552)
Nominal Discount [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(53,580)
Nominal Discount [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(3,928)
Nominal Discount [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	(12,683)
Nominal Discount [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	R$ (20,456)
Nominal Discount [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (Decrease)	-0.25 p.p.
Increase (decrease) in total defined benefit plan obligation	R$ 255,858
Nominal Discount [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	160,456
Nominal Discount [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	56,441
Nominal Discount [Member] | CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	4,116
Nominal Discount [Member] | Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	13,297
Nominal Discount [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Increase (decrease) in total defined benefit plan obligation	R$ 21,548